Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022
	(in millions)
Balance at beginning of period
Goodwill(1)	¥1,094,344	¥1,118,889
Accumulated impairment losses(1)	(723,492)	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	—	(91,786)
	370,852	303,611
Foreign currency translation adjustments and other	19,329	54,093
Balance at end of period
Goodwill	1,113,673	1,172,982
Accumulated impairment losses	(723,492)	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	¥(90,123)	¥(108,468)
	¥300,058	¥341,022

Notes:	(1)Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2021, is not included in the table above.

(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the condensed consolidated balance sheets at September 30, 2021, March 31, 2022 and September 30, 2022, respectively. See Note 2 for more information.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022
	(in millions)
Intangible assets subject to amortization:
Software	¥788,471	¥822,524
Customer relationships	246,645	260,478
Core deposit intangibles	55,087	57,587
Trade names	40,012	41,807
Other	10,335	11,880
Total	1,140,550	1,194,276
Intangible assets not subject to amortization:
Other	8,051	8,089
Total	¥1,148,601	¥1,202,365